Other current and non-current non-financial assets - Movements in Assets for Exploration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other current and non-current non-financial assets
Opening balance	$ 26,752	$ 17,883	$ 18,654
Change in assets for exploration and evaluation of mineral resources
Additions	11,341	8,071
Short-term reclassifications	(465)	83	(526)
Increase (decrease) due to transfers and other charges	6,395	715	(245)
Total changes	17,271	8,869	(771)
Total	$ 44,023	$ 26,752	$ 17,883